Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CANTOR SELECT PORTFOLIOS TRUST
Entity Central Index Key	0001903606
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000241910
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Dividend Plus Fund
Class Name	Class A
Trading Symbol	FBPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://equitydividendplusfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.24%Footnote Reference*

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (7/31/2023)
Cantor Fitzgerald Equity Dividend Plus Fund
Without Load	0.79%	9.34%	11.87%
With Load	-5.01%	3.06%	7.98%
S&P 500® Index	-1.97%	8.25%	14.46%
Russell 1000® Value Index	0.11%	7.18%	11.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jul. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 63,921,195
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 150,696
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,921,195
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$150,696
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.8%
Money Market Funds	9.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Materials	3.4%
Communications	5.5%
Consumer Discretionary	5.5%
Utilities	6.6%
Industrials	8.5%
Money Market Funds	9.3%
Technology	10.0%
Energy	10.6%
Health Care	13.7%
Consumer Staples	13.7%
Financials	14.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CVS Health Corporation	3.6%
JPMorgan Chase & Company	3.1%
Mondelez International, Inc. - Class A	2.9%
United Parcel Service, Inc. - Class B	2.8%
Wells Fargo & Company	2.8%
Cisco Systems, Inc.	2.7%
Shell PLC	2.6%
Johnson & Johnson	2.5%
Truist Financial Corporation	2.3%
Medtronic PLC	2.2%

C000241909
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Dividend Plus Fund
Class Name	Institutional Class
Trading Symbol	FBPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://equitydividendplusfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.99%Footnote Reference*

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Dividend Plus Fund	0.80%	9.03%	16.19%	7.95%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%
Russell 1000® Value Index	0.11%	7.18%	16.15%	8.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 63,921,195
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 150,696
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,921,195
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$150,696
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.8%
Money Market Funds	9.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Materials	3.4%
Communications	5.5%
Consumer Discretionary	5.5%
Utilities	6.6%
Industrials	8.5%
Money Market Funds	9.3%
Technology	10.0%
Energy	10.6%
Health Care	13.7%
Consumer Staples	13.7%
Financials	14.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CVS Health Corporation	3.6%
JPMorgan Chase & Company	3.1%
Mondelez International, Inc. - Class A	2.9%
United Parcel Service, Inc. - Class B	2.8%
Wells Fargo & Company	2.8%
Cisco Systems, Inc.	2.7%
Shell PLC	2.6%
Johnson & Johnson	2.5%
Truist Financial Corporation	2.3%
Medtronic PLC	2.2%

C000246496
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Class A
Trading Symbol	CFIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.24%Footnote Reference*

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund
Without Load	4.06%	12.13%	17.28%
With Load	-1.92%	5.67%	12.03%
MSCI ACWI ex USA Index	-2.76%	6.09%	10.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,651,803
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,651,803
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Exchange-Traded Funds	1.6%
Money Market Funds	1.2%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	20.1%
Switzerland	4.5%
Canada	5.3%
Spain	5.9%
Germany	6.2%
China	6.3%
Taiwan	6.9%
France	6.9%
Italy	7.6%
United Kingdom	11.7%
Japan	18.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	3.7%
Kinross Gold Corporation	3.5%
Mitsubishi Heavy Industries Ltd	3.4%
Allianz SE	3.2%
BYD Co Ltd, H Shares	3.2%
Xiaomi Corp	3.1%
Banco Santander S.A.	3.0%
GEA Group AG	3.0%
Sumitomo Mitsui Financial Group, Inc.	3.0%
Cie de Saint-Gobain S.A.	2.9%

C000246497
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Founders Class
Trading Symbol	CFIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$40	0.79%Footnote Reference*

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	4.19%	12.65%	17.78%
MSCI ACWI ex USA Index	-2.76%	6.09%	10.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,651,803
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,651,803
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Exchange-Traded Funds	1.6%
Money Market Funds	1.2%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	20.1%
Switzerland	4.5%
Canada	5.3%
Spain	5.9%
Germany	6.2%
China	6.3%
Taiwan	6.9%
France	6.9%
Italy	7.6%
United Kingdom	11.7%
Japan	18.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	3.7%
Kinross Gold Corporation	3.5%
Mitsubishi Heavy Industries Ltd	3.4%
Allianz SE	3.2%
BYD Co Ltd, H Shares	3.2%
Xiaomi Corp	3.1%
Banco Santander S.A.	3.0%
GEA Group AG	3.0%
Sumitomo Mitsui Financial Group, Inc.	3.0%
Cie de Saint-Gobain S.A.	2.9%

C000246495
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Institutional Class
Trading Symbol	CFIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.99%Footnote Reference*

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	4.18%	12.35%	17.54%
MSCI ACWI ex USA Index	-2.76%	6.09%	10.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,651,803
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,651,803
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Exchange-Traded Funds	1.6%
Money Market Funds	1.2%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	20.1%
Switzerland	4.5%
Canada	5.3%
Spain	5.9%
Germany	6.2%
China	6.3%
Taiwan	6.9%
France	6.9%
Italy	7.6%
United Kingdom	11.7%
Japan	18.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	3.7%
Kinross Gold Corporation	3.5%
Mitsubishi Heavy Industries Ltd	3.4%
Allianz SE	3.2%
BYD Co Ltd, H Shares	3.2%
Xiaomi Corp	3.1%
Banco Santander S.A.	3.0%
GEA Group AG	3.0%
Sumitomo Mitsui Financial Group, Inc.	3.0%
Cie de Saint-Gobain S.A.	2.9%

C000234854
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Large Cap Focused Fund
Class Name	Class A
Trading Symbol	FICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%Footnote Reference*

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund
Without Load	-0.10%	6.23%	19.34%	12.50%
With Load	-5.86%	0.15%	17.93%	11.84%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%
Russell 1000® Growth Index	-3.64%	7.72%	20.08%	15.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 457,583,114
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,461,406
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$457,583,114
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$1,461,406
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	2.5%
Money Market Funds	3.2%
Consumer Staples	4.0%
Industrials	7.2%
Consumer Discretionary	7.9%
Health Care	12.7%
Communications	16.2%
Financials	16.8%
Technology	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	4.2%
Microsoft Corporation	4.1%
Costco Wholesale Corporation	4.0%
Parker-Hannifin Corporation	3.5%
Meta Platforms, Inc. - Class A	3.3%
Booking Holdings, Inc.	3.2%
KLA Corporation	3.1%
American Express Company	2.9%
Ameriprise Financial, Inc.	2.9%
McKesson Corporation	2.9%

C000234855
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Large Cap Focused Fund
Class Name	Class R6
Trading Symbol	FICIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.79%Footnote Reference*

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	-0.01%	6.58%	19.74%	12.93%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%
Russell 1000® Growth Index	-3.64%	7.72%	20.08%	15.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 457,583,114
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,461,406
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$457,583,114
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$1,461,406
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	2.5%
Money Market Funds	3.2%
Consumer Staples	4.0%
Industrials	7.2%
Consumer Discretionary	7.9%
Health Care	12.7%
Communications	16.2%
Financials	16.8%
Technology	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	4.2%
Microsoft Corporation	4.1%
Costco Wholesale Corporation	4.0%
Parker-Hannifin Corporation	3.5%
Meta Platforms, Inc. - Class A	3.3%
Booking Holdings, Inc.	3.2%
KLA Corporation	3.1%
American Express Company	2.9%
Ameriprise Financial, Inc.	2.9%
McKesson Corporation	2.9%

C000234853
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Large Cap Focused Fund
Class Name	Institutional Class
Trading Symbol	FICHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.86%Footnote Reference*

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	0.07%	6.53%	19.68%	12.87%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%
Russell 1000® Growth Index	-3.64%	7.72%	20.08%	15.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 457,583,114
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,461,406
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$457,583,114
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$1,461,406
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	2.5%
Money Market Funds	3.2%
Consumer Staples	4.0%
Industrials	7.2%
Consumer Discretionary	7.9%
Health Care	12.7%
Communications	16.2%
Financials	16.8%
Technology	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	4.2%
Microsoft Corporation	4.1%
Costco Wholesale Corporation	4.0%
Parker-Hannifin Corporation	3.5%
Meta Platforms, Inc. - Class A	3.3%
Booking Holdings, Inc.	3.2%
KLA Corporation	3.1%
American Express Company	2.9%
Ameriprise Financial, Inc.	2.9%
McKesson Corporation	2.9%